COMMON AND PREFERRED STOCK (Tables)	3 Months Ended
Mar. 31, 2024
COMMON AND PREFERRED STOCK
Summary of Stock Option Activity
Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2024	776,328	$3.75	8.0	$-
Granted	3,000	1.27	9.8	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance Outstanding – March 31, 2024	779,328	$3.73	7.7	$-

Exercisable – March 31, 2024	575,235	$3.72	7.7	$-
Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2024	395,072	$3.768	8.0
Granted	3,000	1.27	9.8
Vested	(193,979)	3.72	7.7
Forfeited	-	-	-
Nonvested – March 31, 2024	204,093	$3.76	7.8

Schedule of warrants outstanding
Common Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	45,129	$2.09	4.81	$-
Granted	69,000	1.36	4.76	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding – March 31, 2024	114,129	$1.65	4.68	$-
$2.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	425,800	$2.00	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – March 31, 2024	425,800	$2.00	9.4	$-
$11.50 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	10,122,313	$11.50	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – March 31, 2024	10,122,313	$11.50	9.4	$-
$15.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	1,000,000	$15.00	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – March 31, 2024	1,000,000	$15.00	9.4	$-